Commitments and Contingencies (Details) - USD ($)	3 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Feb. 14, 2023
Commitments and Contingencies (Details) [Line Items]
Representative shares value	$ 132,480	$ 132,480
Representative shares issued (in Shares)		103,500
Offering cost		$ 132,480	$ 132,480
Fair value shares price per share (in Dollars per share)		$ 1.28
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Offering price per share (in Dollars per share)		$ 10	$ 10	$ 10.25
Purchase price			$ 15,000,000
Representative per share (in Dollars per share)			$ 1.28
Representative shares value			$ 132,480
Representative shares issued (in Shares)			103,500
Fair value shares price per share (in Dollars per share)			$ 10.25
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares)		1,500,000
Offering price per share (in Dollars per share)		$ 10
Purchase price		$ 15,000,000
Class A Ordinary Shares [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Share issued (in Shares)		103,500	103,500
Underwriting [Member]
Commitments and Contingencies (Details) [Line Items]
Share price (in Dollars per share)		$ 0.3	$ 0.3
Underwriting commissions		$ 3,450,000
Underwriting [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Offering price per share (in Dollars per share)			10
Share price (in Dollars per share)		$ 0.11	$ 0.11
Aggregate amount		$ 1,265,000	$ 1,265,000
Underwriting commissions			$ 3,450,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares)			1,500,000